Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Schedule of Outstanding Loans with Related Parties

The following balances are outstanding at the reporting date in relation to loans with related parties:

	Consolidated
	30 June 2024	30 June 2023
	A$	A$

Current Receivables:
Snow Lake Resources other receivable	100,000	250,207

Non-Current Receivables:
Loan to Rotor X	62,226	62,226